Short-term borrowings (Details) - Schedule of short-term borrowings - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Short Term Borrowings [Abstract]
Bank borrowings	[1]	$ 2,842	$ 3,177
Other borrowings	[2]	34
Total		$ 2,876	$ 3,177

[1]	The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 4.00% ~ 5.55% (2021: 1.60% ~ 5.22%) per annum, with a weighted average interest rate of 4.86% (2021: 3.67%) per annum. Certain bank borrowings are guaranteed by certain of our directors, certain legal representative and certain subsidiary and other company as of December 31, 2021 and 2022.
[2]	In March 2022, the Company entered into an eleven-month financing agreement with an independent third-party finance lease company amounting to US$194 thousands with equivalent equipment of the Group pledged. The interest rate is 5.6% per annum.